PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks – 61.7% of Net Assets

	Aerospace & Defense – 0.7%
26	Axon Enterprise, Inc.(a)	$1,891
113	Boeing Co. (The)	15,935
40	Moog, Inc., Class A	1,979
56	Raytheon Technologies Corp.	3,629
19	Teledyne Technologies, Inc.(a)	6,188

		29,622

	Air Freight & Logistics – 0.7%
270	Expeditors International of Washington, Inc.	19,334
26	FedEx Corp.	3,296
58	United Parcel Service, Inc., Class B	5,490

		28,120

	Airlines – 0.1%
14	Delta Air Lines, Inc.	363
196	Hawaiian Holdings, Inc.	2,822

		3,185

	Auto Components – 0.3%
124	Aptiv PLC	8,624
17	BorgWarner, Inc.	486
194	Delphi Technologies PLC(a)	1,938
36	Visteon Corp.(a)	2,171

		13,219

	Automobiles – 0.5%
822	Fiat Chrysler Automobiles NV	7,078
473	General Motors Co.	10,543
36	Thor Industries, Inc.	2,383

		20,004

	Banks – 3.4%
103	Ameris Bancorp	2,619
180	BancorpSouth Bank	3,940
886	Bank of America Corp.	21,308
374	Cadence BanCorp	2,476
460	Citigroup, Inc.	22,338
232	Citizens Financial Group, Inc.	5,194
137	Columbia Banking System, Inc.	3,698
10	Comerica, Inc.	349
87	Cullen/Frost Bankers, Inc.	6,252
323	Fulton Financial Corp.	3,776
251	Huntington Bancshares, Inc.	2,319
160	International Bancshares Corp.	4,638
380	KeyCorp	4,427
27	M&T Bank Corp.	3,026
616	People’s United Financial, Inc.	7,817
82	PNC Financial Services Group, Inc. (The)	8,747

Shares	Description	Value (†)
Common Stocks – continued

	Banks – continued
154	Regions Financial Corp.	$1,656
145	TCF Financial Corp.	4,305
143	Truist Financial Corp.	5,337
247	Trustmark Corp.	6,573
370	Wells Fargo & Co.	10,748
68	Wintrust Financial Corp.	2,849
123	Zions Bancorp N.A.	3,888

		138,280

	Beverages – 1.6%
94	Brown-Forman Corp., Class B	5,847
203	Coca-Cola Co. (The)	9,316
92	Constellation Brands, Inc., Class A	15,151
449	Monster Beverage Corp.(a)	27,753
62	PepsiCo, Inc.	8,202

		66,269

	Biotechnology – 2.1%
69	AbbVie, Inc.	5,672
61	Amgen, Inc.	14,593
14	Biogen, Inc.(a)	4,156
111	BioMarin Pharmaceutical, Inc.(a)	10,214
111	Gilead Sciences, Inc.	9,324
25	Ligand Pharmaceuticals, Inc.(a)	2,464
74	Regeneron Pharmaceuticals, Inc.(a)	38,915
6	Vertex Pharmaceuticals, Inc.(a)	1,507

		86,845

	Building Products – 0.3%
191	Johnson Controls International PLC	5,560
26	Lennox International, Inc.	4,854
78	Owens Corning	3,382

		13,796

	Capital Markets – 4.5%
9	Affiliated Managers Group, Inc.	630
13	Ameriprise Financial, Inc.	1,494
501	Bank of New York Mellon Corp. (The)	18,807
17	BlackRock, Inc.	8,535
525	Charles Schwab Corp. (The)	19,803
25	CME Group, Inc.	4,455
56	FactSet Research Systems, Inc.	15,400
102	Franklin Resources, Inc.	1,922
62	Goldman Sachs Group, Inc. (The)	11,372
59	Intercontinental Exchange, Inc.	5,277
63	Invesco Ltd.	543
132	Janus Henderson Group PLC	2,363
138	Legg Mason, Inc.	6,876
74	Moody’s Corp.	18,049
40	MSCI, Inc.	13,080
60	Northern Trust Corp.	4,750

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
56	S&P Global, Inc.	$16,401
232	SEI Investments Co.	11,823
365	State Street Corp.	23,010
7	T. Rowe Price Group, Inc.	809

		185,399

	Chemicals – 0.9%
28	DuPont de Nemours, Inc.	1,317
57	Ecolab, Inc.	11,029
72	HB Fuller Co.	2,649
51	Innospec, Inc.	3,699
13	International Flavors & Fragrances, Inc.	1,703
51	Linde PLC	9,383
61	Minerals Technologies, Inc.	2,686
34	Stepan Co.	3,244

		35,710

	Commercial Services & Supplies – 0.3%
65	Healthcare Services Group, Inc.	1,657
36	MSA Safety, Inc.	4,051
52	Tetra Tech, Inc.	3,914
47	Waste Management, Inc.	4,701

		14,323

	Communications Equipment – 0.9%
87	Ciena Corp.(a)	4,024
511	Cisco Systems, Inc.	21,656
7	F5 Networks, Inc.(a)	975
45	InterDigital, Inc.	2,600
47	Lumentum Holdings, Inc.(a)	3,803
19	Motorola Solutions, Inc.	2,732

		35,790

	Construction & Engineering – 0.2%
161	AECOM(a)	5,838
202	Fluor Corp.	2,363

		8,201

	Consumer Finance – 1.2%
892	Ally Financial, Inc.	14,620
156	American Express Co.	14,235
297	Capital One Financial Corp.	19,234

		48,089

	Containers & Packaging – 0.2%
91	Ball Corp.	5,969
51	International Paper Co.	1,747
257	O-I Glass, Inc.	2,117

		9,833

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 0.2%
38	Genuine Parts Co.	$3,012
24	POOL CORP.	5,080

		8,092

	Diversified Consumer Services – 0.1%
106	Service Corp. International	3,894

	Diversified Telecommunication Services – 0.3%
179	AT&T, Inc.	5,454
96	Verizon Communications, Inc.	5,515

		10,969

	Electric Utilities – 0.5%
124	American Electric Power Co., Inc.	10,305
18	Edison International	1,057
31	Eversource Energy	2,502
22	FirstEnergy Corp.	908
47	IDACORP, Inc.	4,314
38	PPL Corp.	966

		20,052

	Electrical Equipment – 0.3%
17	Acuity Brands, Inc.	1,472
59	Eaton Corp. PLC	4,926
32	Hubbell, Inc.	3,982

		10,380

	Electronic Equipment, Instruments & Components – 1.0%
92	Avnet, Inc.	2,762
37	Belden, Inc.	1,265
91	Cognex Corp.	5,027
20	Coherent, Inc.(a)	2,557
37	Corning, Inc.	814
18	Littelfuse, Inc.	2,614
17	Rogers Corp.(a)	1,888
230	TE Connectivity Ltd.	16,896
108	Trimble, Inc.(a)	3,740
166	Vishay Intertechnology, Inc.	2,754

		40,317

	Energy Equipment & Services – 0.2%
116	Baker Hughes Co.	1,618
83	National Oilwell Varco, Inc.	1,049
414	Schlumberger Ltd.	6,964
56	TechnipFMC PLC	499

		10,130

	Entertainment – 1.3%
37	Activision Blizzard, Inc.	2,358
80	Cinemark Holdings, Inc.	1,142
21	Electronic Arts, Inc.(a)	2,400
60	Netflix, Inc.(a)	25,191

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – continued
29	Take-Two Interactive Software, Inc.(a)	$3,510
170	Walt Disney Co. (The)	18,386

		52,987

	Food & Staples Retailing – 0.3%
106	Kroger Co. (The)	3,351
222	SpartanNash Co.	3,807
30	Sysco Corp.	1,688
107	Walgreens Boots Alliance, Inc.	4,632

		13,478

	Food Products – 0.6%
74	Campbell Soup Co.	3,699
55	General Mills, Inc.	3,294
96	Hain Celestial Group, Inc. (The)(a)	2,481
7	Hershey Co. (The)	927
73	Hormel Foods Corp.	3,420
47	Ingredion, Inc.	3,816
14	J.M. Smucker Co. (The)	1,609
61	Kellogg Co.	3,995
7	McCormick & Co., Inc.	1,098
21	Mondelez International, Inc., Class A	1,080

		25,419

	Gas Utilities – 0.3%
96	New Jersey Resources Corp.	3,243
54	ONE Gas, Inc.	4,304
108	South Jersey Industries, Inc.	3,088
118	UGI Corp.	3,561

		14,196

	Health Care Equipment & Supplies – 1.0%
4	Becton Dickinson & Co.	1,010
26	Boston Scientific Corp.(a)	974
7	Cooper Cos., Inc. (The)	2,007
19	Danaher Corp.	3,106
15	DENTSPLY SIRONA, Inc.	637
5	Edwards Lifesciences Corp.(a)	1,087
52	Globus Medical, Inc., Class A(a)	2,468
26	Haemonetics Corp.(a)	2,958
47	Hill-Rom Holdings, Inc.	5,287
25	Hologic, Inc.(a)	1,252
12	Intuitive Surgical, Inc.(a)	6,131
176	Meridian Bioscience, Inc.(a)	2,112
36	Merit Medical Systems, Inc.(a)	1,469
6	STERIS PLC	855
4	Stryker Corp.	746
33	Varian Medical Systems, Inc.(a)	3,775
34	West Pharmaceutical Services, Inc.	6,435

		42,309

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – 2.6%
51	Acadia Healthcare Co., Inc.(a)	$1,224
17	Amedisys, Inc.(a)	3,131
9	Anthem, Inc.	2,526
38	BioTelemetry, Inc.(a)	1,775
88	Centene Corp.(a)	5,859
12	Chemed Corp.	4,999
14	Cigna Corp.	2,741
260	CVS Health Corp.	16,003
18	DaVita, Inc.(a)	1,422
47	Encompass Health Corp.	3,114
150	HCA Healthcare, Inc.	16,482
32	Henry Schein, Inc.(a)	1,746
57	Humana, Inc.	21,764
22	Laboratory Corp. of America Holdings(a)	3,618
192	MEDNAX, Inc.(a)	2,788
82	Patterson Cos., Inc.	1,499
37	Quest Diagnostics, Inc.	4,074
36	UnitedHealth Group, Inc.	10,529

		105,294

	Health Care Technology – 0.5%
186	Allscripts Healthcare Solutions, Inc.(a)	1,209
213	Cerner Corp.	14,780
91	HMS Holdings Corp.(a)	2,609

		18,598

	Hotels, Restaurants & Leisure – 2.0%
45	Dine Brands Global, Inc.	1,998
15	Domino’s Pizza, Inc.	5,429
49	Dunkin’ Brands Group, Inc.	3,079
144	Hilton Worldwide Holdings, Inc.	10,902
31	Jack in the Box, Inc.	1,869
31	Marriott Vacations Worldwide Corp.	2,573
10	McDonald’s Corp.	1,876
703	MGM Resorts International	11,831
180	Starbucks Corp.	13,811
185	Wendy’s Co. (The)	3,674
354	Yum China Holdings, Inc.	17,155
76	Yum! Brands, Inc.	6,569

		80,766

	Household Durables – 0.3%
148	KB Home	3,884
108	Meritage Homes Corp.(a)	5,676
199	Taylor Morrison Home Corp.(a)	2,895

		12,455

	Household Products – 0.8%
7	Clorox Co. (The)	1,305
173	Colgate-Palmolive Co.	12,157
161	Procter & Gamble Co. (The)	18,977

		32,439

Shares	Description	Value (†)
Common Stocks – continued

	Independent Power & Renewable Electricity Producers – 0.3%
80	AES Corp. (The)	$1,060
150	Ormat Technologies, Inc.	9,361

		10,421

	Industrial Conglomerates – 0.3%
26	Carlisle Cos., Inc.	3,145
1,374	General Electric Co.	9,343
9	Honeywell International, Inc.	1,277

		13,765

	Insurance – 1.2%
26	Aflac, Inc.	968
49	Allstate Corp. (The)	4,984
471	American International Group, Inc.	11,978
21	Brighthouse Financial, Inc.(a)	540
67	Chubb Ltd.	7,237
12	eHealth, Inc.(a)	1,280
85	First American Financial Corp.	3,920
31	Hanover Insurance Group, Inc. (The)	3,112
47	Hartford Financial Services Group, Inc. (The)	1,786
43	Lincoln National Corp.	1,525
30	Marsh & McLennan Cos., Inc.	2,920
85	Prudential Financial, Inc.	5,301
33	Travelers Cos., Inc. (The)	3,340

		48,891

	Interactive Media & Services – 3.3%
17	Alphabet, Inc., Class A(a)	22,894
34	Alphabet, Inc., Class C(a)	45,854
273	Facebook, Inc., Class A(a)	55,886
85	Match Group, Inc.(a)	6,542
327	Pinterest, Inc., Class A(a)	6,756

		137,932

	Internet & Direct Marketing Retail – 3.1%
177	Alibaba Group Holding Ltd., Sponsored ADR(a)	35,873
19	Amazon.com, Inc.(a)	47,006
16	Booking Holdings, Inc.(a)	23,689
417	eBay, Inc.	16,609
61	Etsy, Inc.(a)	3,957

		127,134

	IT Services – 3.2%
101	Automatic Data Processing, Inc.	14,816
76	Cognizant Technology Solutions Corp., Class A	4,409
535	DXC Technology Co.	9,700
16	Fiserv, Inc.(a)	1,649

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
93	Gartner, Inc.(a)	$11,049
21	Global Payments, Inc.	3,486
26	International Business Machines Corp.	3,265
66	MasterCard, Inc., Class A	18,148
25	Paychex, Inc.	1,713
34	PayPal Holdings, Inc.(a)	4,182
252	Sabre Corp.	1,832
11	VeriSign, Inc.(a)	2,304
290	Visa, Inc., Class A	51,829
25	WEX, Inc.(a)	3,308

		131,690

	Leisure Products – 0.0%
114	Callaway Golf Co.	1,632
	Life Sciences Tools & Services – 0.7%
23	Agilent Technologies, Inc.	1,763
32	Illumina, Inc.(a)	10,209
11	IQVIA Holdings, Inc.(a)	1,568
1	Mettler-Toledo International, Inc.(a)	720
64	NeoGenomics, Inc.(a)	1,750
45	Repligen Corp.(a)	5,227
19	Thermo Fisher Scientific, Inc.	6,359
8	Waters Corp.(a)	1,496

		29,092

	Machinery – 2.4%
60	AGCO Corp.	3,170
145	Caterpillar, Inc.	16,875
88	Cummins, Inc.	14,388
135	Deere & Co.	19,583
52	Flowserve Corp.	1,465
8	Illinois Tool Works, Inc.	1,300
80	ITT, Inc.	4,218
105	Kennametal, Inc.	2,689
63	Oshkosh Corp.	4,254
130	Parker-Hannifin Corp.	20,556
18	Proto Labs, Inc.(a)	1,829
82	Terex Corp.	1,245
70	Toro Co. (The)	4,467
19	Xylem, Inc.	1,366

		97,405

	Media – 1.2%
4	Cable One, Inc.	7,651
28	Charter Communications, Inc., Class A(a)	13,867
502	Comcast Corp., Class A	18,890
24	Discovery, Inc., Series C(a)	490
64	Fox Corp., Class A	1,656
41	Interpublic Group of Cos., Inc. (The)	696
87	New York Times Co. (The), Class A	2,829

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
54	Omnicom Group, Inc.	$3,080
69	ViacomCBS, Inc., Class B	1,191

		50,350

	Metals & Mining – 0.4%
149	Commercial Metals Co.	2,375
53	Newmont Corp.	3,152
13	Nucor Corp.	536
62	Reliance Steel & Aluminum Co.	5,554
40	Royal Gold, Inc.	4,901

		16,518

	Multi-Utilities – 0.3%
72	Consolidated Edison, Inc.	5,674
29	DTE Energy Co.	3,008
20	Sempra Energy	2,477
18	WEC Energy Group, Inc.	1,630

		12,789

	Multiline Retail – 0.2%
377	Macy’s, Inc.	2,209
53	Target Corp.	5,816

		8,025

	Oil, Gas & Consumable Fuels – 1.1%
736	Apache Corp.	9,627
73	Concho Resources, Inc.	4,141
82	Devon Energy Corp.	1,023
123	Diamondback Energy, Inc.	5,355
270	EOG Resources, Inc.	12,828
144	EQT Corp.	2,101
409	Marathon Oil Corp.	2,503
131	Noble Energy, Inc.	1,285
80	ONEOK, Inc.	2,394
456	Southwestern Energy Co.(a)	1,473
40	Valero Energy Corp.	2,534
74	World Fuel Services Corp.	1,850

		47,114

	Paper & Forest Products – 0.1%
59	Domtar Corp.	1,378
110	Louisiana-Pacific Corp.	2,200

		3,578

	Personal Products – 0.0%
10	Estee Lauder Cos., Inc. (The), Class A	1,764

	Pharmaceuticals – 1.7%
3	Allergan PLC	562
60	Bristol-Myers Squibb Co.	3,649
77	Catalent, Inc.(a)	5,324
39	Eli Lilly & Co.	6,031

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
89	Merck & Co., Inc.	$7,061
122	Novartis AG, Sponsored ADR	10,337
96	Novo Nordisk A/S, Sponsored ADR	6,080
19	Perrigo Co. PLC	1,013
213	Pfizer, Inc.	8,171
477	Roche Holding AG, Sponsored ADR	20,735

		68,963

	Professional Services – 0.3%
64	Exponent, Inc.	4,501
25	Insperity, Inc.	1,193
63	Korn Ferry	1,816
40	ManpowerGroup, Inc.	2,970
31	Nielsen Holdings PLC	457
20	Verisk Analytics, Inc.	3,056

		13,993

	Real Estate Management & Development – 0.1%
40	CBRE Group, Inc., Class A(a)	1,717
33	Jones Lang LaSalle, Inc.	3,484

		5,201

	REITs - Apartments – 0.4%
117	American Campus Communities, Inc.	4,129
9	AvalonBay Communities, Inc.	1,467
78	Camden Property Trust	6,869
39	Equity Residential	2,537
11	Essex Property Trust, Inc.	2,685
3	Mid-America Apartment Communities, Inc.	336

		18,023

	REITs - Diversified – 0.2%
16	Crown Castle International Corp.	2,551
13	Digital Realty Trust, Inc.	1,943
4	Equinix, Inc.	2,701
106	Weyerhaeuser Co.	2,318

		9,513

	REITs - Health Care – 0.2%
31	Ventas, Inc.	1,003
113	Welltower, Inc.	5,789

		6,792

	REITs - Hotels – 0.1%
113	Host Hotels & Resorts, Inc.	1,391
351	Park Hotels & Resorts, Inc.	3,338

		4,729

	REITs - Office Property – 0.6%
17	Boston Properties, Inc.	1,652
176	Corporate Office Properties Trust	4,650

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
199	Douglas Emmett, Inc.	$6,068
266	Easterly Government Properties, Inc.	7,158
89	Kilroy Realty Corp.	5,541

		25,069

	REITs - Storage – 0.0%
23	Iron Mountain, Inc.	556
6	Public Storage	1,113

		1,669

	REITs - Warehouse/Industrials – 0.1%
58	CyrusOne, Inc.	4,069
	Road & Rail – 0.5%
17	Kansas City Southern	2,219
50	Norfolk Southern Corp.	8,555
51	Ryder System, Inc.	1,806
53	Union Pacific Corp.	8,469

		21,049

	Semiconductors & Semiconductor Equipment – 2.4%
19	Advanced Micro Devices, Inc.(a)	995
61	Applied Materials, Inc.	3,031
36	Cabot Microelectronics Corp.	4,411
67	Cirrus Logic, Inc.(a)	5,065
47	Cree, Inc.(a)	2,027
198	First Solar, Inc.(a)	8,714
91	Ichor Holdings Ltd.(a)	2,266
217	Intel Corp.	13,016
90	NVIDIA Corp.	26,305
143	QUALCOMM, Inc.	11,250
53	Silicon Laboratories, Inc.(a)	5,153
135	Texas Instruments, Inc.	15,669
17	Universal Display Corp.	2,552

		100,454

	Software – 4.0%
30	Adobe, Inc.(a)	10,609
162	Autodesk, Inc.(a)	30,315
41	Blackbaud, Inc.	2,266
57	Bottomline Technologies, Inc.(a)	2,373
10	Citrix Systems, Inc.	1,450
18	Fair Isaac Corp.(a)	6,353
32	LogMeIn, Inc.	2,735
169	Microsoft Corp.	30,286
34	NortonLifeLock, Inc.	723
570	Oracle Corp.	30,193
49	PTC, Inc.(a)	3,393
35	Qualys, Inc.(a)	3,690
122	salesforce.com, Inc.(a)	19,758
145	Workday, Inc., Class A(a)	22,316

		166,460

Shares	Description	Value (†)
Common Stocks – continued

	Specialty Retail – 0.9%
42	Aaron’s, Inc.	$1,340
122	American Eagle Outfitters, Inc.	970
43	Asbury Automotive Group, Inc.(a)	2,902
12	Best Buy Co., Inc.	921
23	Five Below, Inc.(a)	2,074
60	Home Depot, Inc. (The)	13,190
32	Lithia Motors, Inc., Class A	3,538
34	Lowe’s Cos., Inc.	3,561
32	Monro, Inc.	1,776
9	Tiffany & Co.	1,139
40	TJX Cos., Inc. (The)	1,962
43	Williams-Sonoma, Inc.	2,659

		36,032

	Technology Hardware, Storage & Peripherals – 0.8%
58	Apple, Inc.	17,040
465	Hewlett Packard Enterprise Co.	4,678
285	HP, Inc.	4,420
115	NCR Corp.(a)	2,360
36	NetApp, Inc.	1,576
24	Seagate Technology PLC	1,199
20	Western Digital Corp.	921
47	Xerox Holdings Corp.	860

		33,054

	Textiles, Apparel & Luxury Goods – 0.5%
26	Deckers Outdoor Corp.(a)	3,868
50	NIKE, Inc., Class B	4,359
858	Under Armour, Inc., Class A(a)	8,940
101	Wolverine World Wide, Inc.	2,070

		19,237

	Thrifts & Mortgage Finance – 0.1%
394	New York Community Bancorp, Inc.	4,279

	Trading Companies & Distributors – 0.3%
171	Fastenal Co.	6,194
34	GATX Corp.	2,016
19	W.W. Grainger, Inc.	5,236

		13,446

	Water Utilities – 0.4%
83	American Water Works Co., Inc.	10,100
108	Essential Utilities, Inc.	4,514

		14,614

Shares	Description	Value (†)
Common Stocks – continued
	Wireless Telecommunication Services – 0.1%
74	Shenandoah Telecommunications Co.	$3,960

	Total Common Stocks (Identified Cost $2,694,375)	2,547,166

Principal Amount
Bonds and Notes – 3.7%

	Agency Commercial Mortgage-Backed Securities – 0.0%
$957	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	971

	Automotive – 0.0%
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,044

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,122
1,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	1,026
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,022
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,093
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,058
1,000	Capital One Financial Corp., 3.300%, 10/30/2024	1,020
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,205
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,137
1,000	HSBC Holdings PLC, 5.100%, 4/05/2021	1,035
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,106
2,000	KeyCorp, MTN, 2.250%, 4/06/2027	1,947
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,079
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,087
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,063
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,094
1,000	Westpac Banking Corp., 2.750%, 1/11/2023	1,041

		26,135

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,079

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Cable Satellite – 0.1%
$2,000	Comcast Corp., 3.000%, 2/01/2024	$2,133

	Construction Machinery – 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,026

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,091

	Electric – 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,176

	Food & Beverage – 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,202

	Government Owned—No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,100

	Health Insurance – 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,119
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,365

		2,484

	Healthcare – 0.1%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,268
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,053
2,000	McKesson Corp., 3.950%, 2/16/2028	2,221
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,051

		7,593

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,885

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,063
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,435

		2,498

	Midstream – 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	1,963
$1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,050

		3,013

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – 0.9%
787	FHLMC, 3.000%, 6/01/2049	$831
15,164	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	16,007
12,213	FNMA, 3.500%, with various maturities in 2049(c)	12,889
4,677	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	4,978
2,116	FNMA, 4.500%, with various maturities in 2049(c)	2,279

		36,984

	Oil Field Services – 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,017

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,174
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,057

		4,231

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,120

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,000

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,070
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,353
2,000	Oracle Corp., 2.950%, 5/15/2025	2,148
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,197
2,000	VMware, Inc., 2.950%, 8/21/2022	2,029

		9,797

	Treasuries – 0.6%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,272
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,089

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	$5,496
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,404
3,000	U.S. Treasury Bond, 3.000%, 2/15/2049	4,251
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,581
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,613
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,547
3,000	U.S. Treasury Bond, 5.250%, 2/15/2029	4,208
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,097
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	1,050

		27,608

	Wireless – 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,595

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.875%, 1/15/2026	2,172
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.792%, 5/15/2025(d)	1,983

		4,155

	Total Bonds and Notes (Identified Cost $146,703)	151,937

Shares

Exchange-Traded Funds – 14.6%
6,847	iShares® ESG MSCI EAFE ETF	384,459
7,410	iShares® ESG MSCI Emerging Markets ETF	217,854

	Total Exchange-Traded Funds (Identified Cost $675,728)	602,313

Affiliated Mutual Funds – 19.8%
6,429	Mirova Global Green Bond Fund, Class N	67,248
68,699	Mirova International Sustainable Equity Fund, Class N	748,131

	Total Affiliated Mutual Funds (Identified Cost $836,775)	815,379

	Total Investments – 99.8% (Identified Cost $4,353,581)	4,116,795
	Other assets less liabilities – 0.2%	8,580

	Net Assets – 100.0%	$4,125,375

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of April 30, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of April 30, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$77,764	$7,986	$16,785	$364	$(2,081)	$67,248	$181
Mirova International Sustainable Equity Fund, Class N	818,734	30,959	11,522	538	(90,578)	748,131	1,655

	$896,498	$38,945	$28,307	$902	$(92,659)	$815,379	$1,836

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,547,166	$—	$—	$2,547,166
Bonds and Notes*	—	151,937	—	151,937
Exchange-Traded Funds	602,313	—	—	602,313
Affiliated Mutual Funds	815,379	—	—	815,379

Total Investments	$3,964,858	$151,937	$—	$4,116,795

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2020 (Unaudited)

Equity	94.5%
Fixed Income	5.3

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%